Other Investments - Schedule of Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other investments [line items]
Beginning of other investments	£ 918	£ 985
Exchange adjustments	52	(64)
Additions	372	80
Net fair value movements through Other comprehensive income	118	11
Net fair value movements through profit or loss	16
Impairment losses	0	(30)
Disposals and settlements	(95)	(64)
Transfers to Assets held for sale	(59)
Ending of other investments	1,322	918
Investments designated as measured at FVTOCI [member]
Other investments [line items]
Beginning of other investments	869
Exchange adjustments	48
Additions	363
Net fair value movements through Other comprehensive income	118
Net fair value movements through profit or loss	0
Impairment losses	0
Disposals and settlements	(89)
Transfers to Assets held for sale	(59)
Ending of other investments	1,250	869
Investments measured a FVTPL [member]
Other investments [line items]
Beginning of other investments	49
Exchange adjustments	4
Additions	9
Net fair value movements through Other comprehensive income	0
Net fair value movements through profit or loss	16
Impairment losses	0
Disposals and settlements	(6)
Transfers to Assets held for sale	0
Ending of other investments	£ 72	£ 49